Average Annual Total Returns - Class Z Shares - Alger Capital Appreciation Fund - Z	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	42.08%	20.11%	17.00%	37.66%	17.95%	15.00%	28.02%	15.94%	13.71%	38.49%	21.00%	17.21%